THE EMERGING MARKETS EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
OCTOBER 31, 1999
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  -------------  -------------
COMMON STOCK (85.1%)
ARGENTINA (1.0%)
Perez Companc SA (Spon. ADR) (Oil-Services)......        33,542   $    402,504
Siderar Saic (Metals & Mining)...................       216,800        815,566
Telefonica de Argentina SA (Spon. ADR)
  (Telecommunications)...........................        20,100        515,062
                                                                  ------------
                                                                     1,733,132
                                                                  ------------
BRAZIL (1.1%)
Ceval Alimentos SA (Food, Beverages & Tobacco)...           731              1
Companhia Energetica de Minas Gerais SA (Spon.
  ADR Represents Non-Voting Shares)
  (Telecommunications)...........................        39,500        565,245
Perdigao SA (Food, Beverages & Tobacco)..........    30,885,895         44,303
Santista Alimentos SA (Food, Beverages &
  Tobacco).......................................       130,387         27,386
Seara Alimentos SA (Food, Beverages & Tobacco)...           731              0
Souza Cruz SA (Food, Beverages & Tobacco)........       199,600      1,140,110
                                                                  ------------
                                                                     1,777,045
                                                                  ------------

CHILE (4.7%)
Administradora de Fondos de Pensiones Provida SA
  (Spon. ADR) (Banking)..........................        51,900        895,275
Banco Santander Chile SA (Spon. ADR) (Banking)...        49,900        817,112
Compania de Telecomunicaciones de Chile SA (Spon.
  ADR) (Telecommunication Services)..............        83,183      1,388,116
Embotelladora Andina SA (ADR) (Food, Beverages &
  Tobacco).......................................        36,900        599,625
Empresa Nacional de Electricidad SA (Spon. ADR)
  (Utilities)....................................        60,028        765,357
Enersis SA (Spon. ADR) (Electric)................        80,188      1,804,230
              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  -------------  -------------
CHILE (CONTINUED)
Madeco SA (Spon. ADR) (Construction & Housing)...        73,962   $    730,375
Sociedad Quimica y Minera de Chile SA, Class A
  (Spon. ADR) (Chemicals)........................         1,261         34,835
Sociedad Quimica y Minera de Chile SA, Class B
  (Spon. ADR) (Chemicals)........................        25,240        733,537
                                                                  ------------
                                                                     7,768,462
                                                                  ------------

CHINA (0.5%)
Zhenhai Refining & Chemical Co. Ltd. Series H
  (Chemicals)....................................     3,928,100        798,814
                                                                  ------------

COLOMBIA (0.1%)
Cementos Diamante SA (ADR) (Building
  Materials).....................................        84,700         84,700
Corporacion Financiera Del Valle SA (Spon. ADR)
  (144A) (Banking)...............................         9,407          8,278
                                                                  ------------
                                                                        92,978
                                                                  ------------

CROATIA (0.4%)
Pliva D.D. (GDR) (144A) (Pharmaceuticals)........        55,860        608,874
                                                                  ------------

CZECH REPUBLIC (1.7%)
Ceske Energeticke Zavody AS (Electric)...........       309,200        800,130
SPT Telecom AS (Telecommunication Services)......       137,900      2,079,679
                                                                  ------------
                                                                     2,879,809
                                                                  ------------

EGYPT (0.6%)
MobiNil (Telecommunication Services).............        32,500        838,365
Paints & Chemicals Industry Co. (GDR) (144A)
  (Chemicals)....................................        34,600        218,845
                                                                  ------------
                                                                     1,057,210
                                                                  ------------

ESTONIA (0.3%)
Estonian Telecom Ltd. (GDR) (144A) (Holding
  Companies).....................................        33,200        526,220
                                                                  ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1999
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  -------------  -------------
GREECE (3.6%)
Alpha Credit Bank SA (Banking)...................        17,730   $  1,355,915
Hellenic Telecommunication Organization SA (OTE)
  (Telecommunications)...........................       116,791      2,474,819
National Bank of Greece SA (Banking).............        18,785      1,346,809
Silver & Baryte Ores Mining Co. SA (Metals &
  Mining)........................................             1             39
Titan Cement Co. SA (Building Materials).........         7,160        793,971
                                                                  ------------
                                                                     5,971,553
                                                                  ------------

HUNGARY (1.3%)
Borsodchem RT (Chemicals)+.......................         3,600        107,660
Matav RT (Telecommunications)....................       177,385      1,031,796
MOL Magyar Olaj-es Gazipari RT
  (Oil-Production)...............................        22,600        455,224
OTP Bank RT (Banking)............................        12,100        549,378
                                                                  ------------
                                                                     2,144,058
                                                                  ------------

INDIA (6.6%)
Asian Paints Ltd. (Manufacturing)................         6,517         57,563
Bajaj Auto Ltd. (Transportation).................        61,400        623,339
Hindalco Industries Ltd. (Spon. GDR) (Metals &
  Mining)+.......................................        18,500        392,200
ICICI Ltd. (Financial Services)..................       768,450      1,399,113
ITC Ltd. (Food, Beverages & Tobacco).............        58,900        944,856
Larsen & Toubro Ltd. (GDR) (Diversified
  Manufacturing).................................       163,200      3,541,440
Mahanagar Telephone Nigam Ltd. (GDR)
  (Telecommunication Services)...................        37,900        315,517
Reliance Industries Ltd. (GDR) (Diversified
  Manufacturing).................................        99,200      1,222,640
Tata Engineering & Locomotive Co. Ltd. (Spon.
  GDR) (Automotive)..............................       194,200      1,233,170
Wockhardt Ltd. (GDR) (Pharmaceuticals)...........       117,300      1,348,950
                                                                  ------------
                                                                    11,078,788
                                                                  ------------
              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  -------------  -------------

INDONESIA (2.8%)
P.T. Indosat (ADR) (Telecommunication
  Services)......................................        39,000   $    621,562
P.T. International Nickel Indonesia (Metals &
  Mining)........................................     1,467,200      1,327,465
P.T. Unilever Indonesia (Food, Beverages &
  Tobacco).......................................       260,105      2,810,654
                                                                  ------------
                                                                     4,759,681
                                                                  ------------

ISRAEL (4.7%)
Bank Hapoalim Ltd. (Banking).....................       439,223      1,044,239
Bank Leumi Le-Israel (Banking)...................       647,800      1,142,131
Bezeq Israeli Telecommunication Corp. Ltd.
  (Telephone)....................................       337,300      1,374,380
ECI Telecom Ltd. (Telecommunications
  Equipment).....................................        21,200        614,800
Israel Chemicals Ltd. (Chemicals)................       702,500        649,879
Koor Industries Ltd. (Spon. ADR) (Multi -
  Industry)......................................        62,100      1,047,937
Supersol Ltd. (Food, Beverages & Tobacco)........       239,800        682,447
Teva Pharmaceutical Industries Ltd. (ADR)
  (Pharmaceuticals)..............................        27,200      1,314,950
                                                                  ------------
                                                                     7,870,763
                                                                  ------------

MALAYSIA (1.0%)
Commerce Asset-Holding Berhad (Banking)..........        52,000        114,948
Gamuda Berhad (Construction & Housing)...........        71,000        142,935
Genting Berhad (Holding Companies)...............        50,000        178,948
IJM Corp. Berhad (Building Materials)............       154,000        115,095
Industrial Oxygen, Inc. Berhad (Agriculture).....       348,000        183,158
Malakoff Berhad (Agriculture)....................       102,000        238,895
Malayan Banking Berhad (Banking).................        70,000        237,632

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1999
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  -------------  -------------
MALAYSIA (CONTINUED)
Nestle Berhad (Food, Beverages & Tobacco)........        82,000   $    302,106
Telekom Malaysia Berhad (Telecommunications).....        52,000        160,106
                                                                  ------------
                                                                     1,673,823
                                                                  ------------

MEXICO (13.3%)
ALFA SA de CV (Multi - Industry).................       230,000        881,078
Cemex SA de CV (Spon. ADR) (Building
  Materials).....................................        82,443      1,854,967
Cemex SA de CV, B Shares (Building Materials)....             2              9
Cifra SA de CV (Retail)..........................       513,200        805,561
Controladora Comercial Mexicana SA de CV (Food,
  Beverages & Tobacco)...........................     1,099,100        908,260
Empaques Ponderosa SA de CV, Series B (Forest
  Products & Paper)+.............................       875,000        543,212
Empresas ICA Sociedad Controladora SA de CV
  (Spon. ADR) (Construction & Housing)...........       155,128        397,515
Fomento Economico Mexicano SA de CV (Spon. ADR)
  (Food, Beverages & Tobacco)....................        24,600        807,188
Grupo Carso SA de CV, Class A (Multi -
  Industry)......................................       201,100        841,351
Grupo Financiero Banamex Accival, SA de CV, Class
  O (Financial Services).........................       599,600      1,497,052
Grupo Financiero Bancomer, SA de CV, Class O
  (Financial Services)...........................     2,083,100        551,455
Grupo Financiero Probursa SA de CV, Class B
  (Financial Services)...........................           231             24
Grupo Gigante SA de CV, Class B (Food,
  Beverages & Tobacco)...........................     1,330,000        497,066
Grupo Iusacell SA (ADR) (Telecommunications).....        97,082      1,152,849
              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  -------------  -------------
MEXICO (CONTINUED)
Grupo Modelo SA de CV (Series C) (Food, Beverages
  & Tobacco).....................................       215,000   $    524,525
Grupo Radio Centro SA de CV (Spon. ADR)
  (Broadcasting & Publishing)....................        45,200        211,875
Grupo Televisa SA (Spon. GDR) (Broadcasting &
  Publishing)+...................................        50,000      2,125,000
Panamerican Beverages, Inc. (ADR) (Food,
  Beverages & Tobacco)...........................        34,500        554,156
Savia SA de CV (Agriculture).....................        25,800        551,475
Telefonos de Mexico SA de CV, Class L (Spon. ADR)
  (Telecommunications)...........................        78,571      6,717,821
Tubos de Acero de Mexico SA (Manufacturing)......        76,640        823,486
                                                                  ------------
                                                                    22,245,925
                                                                  ------------

PAKISTAN (1.2%)
Hub Power Co. Ltd. (Spon. GDR) (Utilities).......       124,600      1,027,950
Pakistan State Oil Co. Ltd. (Oil-Production)+....       247,441        655,916
Pakistan Telecommunications Corp. (Spon. GDR)
  (144A) (Telecommunications)....................        10,707        385,452
                                                                  ------------
                                                                     2,069,318
                                                                  ------------

PERU (1.3%)
Banco Latinoamericano de Exportaciones Ltd.
  (Banking)......................................        35,600        852,175
Cementos Pacasmayo SAA (Building Materials)......     1,225,184        578,206
Compania de Minas Buenaventura SA (Spon. ADR)
  (Metals & Mining)..............................        43,800        744,600
                                                                  ------------
                                                                     2,174,981
                                                                  ------------

PHILIPPINES (1.2%)
Equitable PCI Bank (Banking).....................       142,350        251,727
First Philippine Holdings Corp., Class B (Multi -
  Industry)......................................       413,740        350,365

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1999
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  -------------  -------------
PHILIPPINES (CONTINUED)
Manila Electric Co., Class B (Electric)..........       224,913   $    616,199
Philippine Long Distance Telephone Co. (Spon.
  ADR) (Telecommunications)......................        39,604        814,357
                                                                  ------------
                                                                     2,032,648
                                                                  ------------
POLAND (1.8%)
Bank Slaski SA (Banking).........................         4,630        252,346
Elektrim Spolka Akcyjna SA (Electrical
  Equipment).....................................       154,207      1,333,781
Telekomunikacja Polska SA (GDR) (144A)
  (Telecommunication Services)...................       233,800      1,174,845
Wielkopolski Bank Kredytowy SA (Banking).........        34,418        202,267
                                                                  ------------
                                                                     2,963,239
                                                                  ------------

RUSSIA (0.4%)
Surgutneftegaz (Spon. ADR) (Oil-Production)......        85,200        702,900
                                                                  ------------

SLOVAKIA (0.4%)
Slovakofarma AS (Pharmaceuticals)................        12,700        610,951
                                                                  ------------

SOUTH AFRICA (12.2%)
Anglo American PLC (Metals & Mining)+............        17,800        947,203
AngloGold Ltd. (Metals & Mining).................        24,817      1,401,374
Billiton PLC (Metals & Mining)...................       368,400      1,606,681
BOE Ltd. (Financial Services)....................     2,471,300      2,155,586
De Beers Consolidated Mines Ltd. (Centenary
  Linked Units) (Metals & Mining)................        93,900      2,564,087
Highveld Steel & Vanadium Corp. Ltd. (Metals &
  Mining)........................................       250,703        652,762
Iscor Ltd. (Metals & Mining).....................     5,582,200      2,162,009
Liberty Life Association of Africa Ltd.
  (Insurance)....................................       144,611      1,341,378
Sanlam Ltd. (Financial Services).................     1,049,600      1,204,171
Sappi Ltd. (Forest Products & Paper)+............       134,900      1,117,390
              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  -------------  -------------
SOUTH AFRICA (CONTINUED)
Sasol Ltd. (Oil-Production)......................       148,500   $  1,014,965
South African Breweries Ltd. (Food, Beverages &
  Tobacco).......................................       162,064      1,418,874
Standard Bank Investment Corp. Ltd. (Banking)....       454,696      1,553,873
Wooltru Ltd. (Metals & Mining)...................       762,143      1,302,270
                                                                  ------------
                                                                    20,442,623
                                                                  ------------

SOUTH KOREA (8.4%)
Daehan City Gas Co. (Gas-Pipelines)..............        35,650      1,031,309
Daewoo Heavy Industries (Transport & Services)...        12,574         20,756
Hansol Paper (Spon. GDR) (Forest Products &
  Paper).........................................         1,081          5,135
Hansol Paper Co. Ltd. (GDS) (Forest Products &
  Paper).........................................         1,748          8,303
Hanwha Chemical Corp. (Chemicals)+...............       128,771      1,164,790
Housing & Commercial Bank (GDR) (144A)
  (Banking)......................................       100,905      2,673,983
Hyundai Motor Co. Ltd. (Spon. GDR)
  (Automotive)...................................        43,300        385,370
Korea Electric Power Corp. (Electric)............       114,096      3,338,699
Korea Telecom Corp. (Spon. ADR)
  (Telecommunication Services)+..................        46,809      1,650,017
Pohang Iron & Steel Co. Ltd. (Metals & Mining)...        10,600      1,272,530
Samsung Co. Ltd. (Spon. GDR) (Electronics)+......         3,048         24,140
Samsung Electronics (GDR) (144A)
  (Electronics)+.................................         8,910        755,123
Samsung Fire & Marine Insurance (Insurance)......        39,770      1,757,240
                                                                  ------------
                                                                    14,087,395
                                                                  ------------

TAIWAN (6.7%)
Asia Cement Corp. (GDR) (144A) (Building
  Materials).....................................       832,832        655,979
Asia Cement Corp. (GDS) (Building Materials).....        58,943        527,537
Asustek Computer Inc. (Computer Systems).........       129,000      1,353,402

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1999
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  -------------  -------------
TAIWAN (CONTINUED)
Cathay Life Insurance Co. Ltd. (Insurance).......       618,000   $  1,596,596
China Steel Corp. (Metals & Mining)..............     1,722,050      1,323,818
China Steel Corp. (Spon. GDR) (Metals &
  Mining)........................................        41,806        703,386
Evergreen Marine Corp. (Transport & Services)....       860,720        805,399
Evergreen Marine Corp. (Spon. GDR) (Transport &
  Services)......................................         4,816         51,892
Nan Ya Plastic Corp. (Chemicals).................       554,000        968,714
President Enterprises Corp. (GDR) (144A) (Food,
  Beverages & Tobacco)...........................       107,511        698,822
Siliconware Precision Industries Co.
  (Semiconductors)...............................       954,000      1,713,231
Siliconware Precision Industries Co. (GDR)
  (Semiconductors)+..............................        18,346        197,678
Yang Ming Marine Transport (Transportation)......     1,118,860        623,939
                                                                  ------------
                                                                    11,220,393
                                                                  ------------

THAILAND (1.8%)
Advanced Info Service Public Co. Ltd.
  (Telecommunications)...........................        50,700        591,062
Bangkok Bank Public Co. Ltd. (Banking)...........       251,900        587,331
Banpu Public Co. Ltd. (Metals & Mining)..........       239,000        349,831
Dhana Siam Finance and Securities Public Co. Ltd.
  (Financial Services)(f)........................           136              0
Shinawatra Computer Public Co. Ltd. (Computer
  Systems).......................................       113,900        469,173
Siam Cement Public Co. Ltd. (Building
  Materials)+....................................        36,100        935,232
                                                                  ------------
                                                                     2,932,629
                                                                  ------------
              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  -------------  -------------
TURKEY (3.5%)
Aksa Akrilik Kimya Sanayii AS (Textiles).........     8,604,000   $    173,594
Arcelik AS (Appliances & Household Durables).....    19,585,000        723,077
Eregli Demir Ve Celik Fabrikalari AS (Metals &
  Mining)........................................    51,559,000      1,286,911
Ford Otomotive Sanayii AS (Automotive)+..........    33,243,000        504,761
Haci Omer Sabanci Holding AS (Holding
  Companies).....................................    17,848,000        529,014
Migros Turk AS (Food, Beverages & Tobacco).......     1,281,000        552,879
Petrol Ofisi AS (Gas-Pipelines)..................     1,434,784        247,701
Turkiye Is Bankasi (Banking).....................    32,317,875        638,600
Yapi ve Kredi Bankasi AS (Banking)...............    76,697,677      1,116,716
                                                                  ------------
                                                                     5,773,253
                                                                  ------------

VENEZUELA (2.5%)
C.A. La Electricidad de Caracas (Electric).......     2,465,724        929,570
Ceramica Carabobo CA, Class A (Spon. ADR)
  (Building Materials)...........................        85,176        106,470
Ceramica Carabobo CA, Class B (Spon. ADR)
  (Building Materials)...........................        21,266         26,583
Compania Anonima Nacional Telefonos de Venezuela
  (ADR) (Telecommunication Services).............        84,500      2,181,156
Corimon CA (Chemicals)+..........................           675              2
International Briquettes Holding, Inc. (Metals &
  Mining)........................................        36,166         79,113
Mavesa SA (Spon. ADR) (Food, Beverages &
  Tobacco).......................................       257,230        819,921
                                                                  ------------
                                                                     4,142,815
                                                                  ------------
  TOTAL COMMON STOCK (COST $140,162,499).........                  142,140,280
                                                                  ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1999
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  -------------  -------------
PREFERRED STOCK (8.4%)
BRAZIL (5.0%)
Compania Paranaense de Energia-Copel
  (Utilities)....................................   162,576,000   $  1,099,365
Copene Petroquimica do Nordeste SA (Chemicals)...     4,167,000        783,431
Embratel Participacoes SA (ADR)
  (Telecommunication Services)...................        72,117        928,506
Petroleo Brasileiro SA (Oil-Production)..........     6,340,000      1,008,469
Tele Norte Leste Participacoes SA (ADR)
  (Telecommunication Services)...................        95,443      1,610,601
Ultrapar Participacoes SA (Spon. ADR) (Holding
  Companies).....................................        42,000        467,250
Usinas Siderurgicas de Minas Gerais SA (ADR)
  (Metals & Mining)..............................       276,700        913,110
Votorantim Celulose e Papel SA (ADR) (Forest
  Products & Paper)..............................       101,950      1,529,250
                                                                  ------------
                                                                     8,339,982
                                                                  ------------
COLOMBIA (0.4%)
Bancolombia SA (Spon. ADR) (Banking).............       158,500        688,484
                                                                  ------------

GREECE (0.0%)
Delta Dairy SA (Food, Beverages & Tobacco).......           697         25,786
                                                                  ------------

SOUTH KOREA (3.0%)
Samsung Corp. (Spon. GDR) (144A) (Electronics)...         3,199         19,418
Samsung Electronics (Spon. GDR) (Electronics)....        85,249      5,008,379
                                                                  ------------
                                                                     5,027,797
                                                                  ------------
  TOTAL PREFERRED STOCK (COST $13,514,807).......                   14,082,049
                                                                  ------------

                                                      PRINCIPAL
              SECURITY DESCRIPTION                    AMOUNT{::}         VALUE
-------------------------------------------------  ----------------  -------------
CONVERTIBLE BONDS (1.1%)
TAIWAN (1.1%)
Taiwan Semiconductor Manufacturing Co. 0.00% due
  07/03/02 (Manufacturing) (cost $1,752,548).....  $     1,200,000   $  1,788,000
                                                                     ------------

                                                       UNITS
                                                   -------------
PARTNERSHIPS (1.3%)
RUSSIA (1.3%)
New Century Holdings Ltd. (Partnership III; Group
  B) (f)+........................................           800        120,000
New Century Holdings Ltd. (Partnership IV; Group
  I) (f)+........................................           900        236,700
New Century Holdings Ltd. (Partnership V; Group
  I) (f)+........................................         1,600        435,200
New Century Holdings Ltd. (Partnership X) (f)+...         2,617      1,008,068
New Century Holdings Ltd. (Partnership XIV;
  Group I) (f)+..................................         2,500        290,250
                                                                  ------------
  TOTAL PARTNERSHIPS (COST $7,240,200)...........                    2,090,218
                                                                  ------------

                                                      SHARES
                                                   -------------
PRIVATE PLACEMENTS (2.2%)
INDIA (2.2%)
Aptech Ltd. Series B Participatory Notes,
  04/16/02 (Computer Software)...................       103,400      2,097,055
Hindalco Industries Ltd. Participatory Notes,
  03/31/02 (Metals & Mining).....................        50,000        841,200

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1999
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  -------------  -------------
INDIA (CONTINUED)
Mahanagar Telephone Nigam Ltd. Participatory
  Notes, 04/19/02 (Telecommunication Services)...       203,000   $    816,466
                                                                  ------------
  TOTAL PRIVATE PLACEMENTS (COST $3,848,980).....                    3,754,721
                                                                  ------------

                                                      PRINCIPAL
                                                      AMOUNT{::}
                                                   ----------------
SHORT-TERM INVESTMENTS (2.0%)
REPURCHASE AGREEMENT (2.0%)
State Street Bank and Trust Co., 4.25% due
  11/01/99, dated 10/29/99, proceeds $3,339,182
  (collateralized by US Treasury Note, 5.50% due
  03/31/03, valued at $3,408,828) (Banking)
  (cost $3,338,000)..............................  $     3,338,000      3,338,000
                                                                     ------------
TOTAL INVESTMENTS
  (COST $169,857,034) (100.1%).....................................   167,193,268
LIABILITIES IN EXCESS OF OTHER
  ASSETS (-0.1%)...................................................      (139,658)
                                                                     ------------
NET ASSETS (100.0%)................................................  $167,053,610
                                                                     ============


------------------------------
Note: Based on the cost of investments of $183,025,473 for federal income tax purposes at October 31, 1999 the aggregate gross unrealized appreciation and depreciation was $27,177,231 and $43,009,436, respectively, resulting in net unrealized depreciation of $15,832,205.

+ - Non-income producing security

{::} - Denominated in USD unless otherwise indicated.

ADR - American Depositary Receipt

ADS - American Depositary Shares

GDR - Global Depositary Receipt

GDS - Global Depositary Shares

Spon. ADR - Sponsored ADR

Spon. GDR - Sponsored GDR

USD - United States Dollar

144A - Securities restricted for resale to Qualified Institutional Buyers.

(f) - Fair valued security. Approximately 1.3% of the market value of the securities have been valued at fair value. (See Notes 1a and 4)

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1999
--------------------------------------------------------------------------------

INDUSTRY DIVERSIFICATION

                                                       PERCENT OF
                                                    TOTAL INVESTMENTS
                                                    -----------------
Agriculture.......................................         0.6%
Appliances & Household Durables...................         0.4%
Automotive........................................         1.3%
Banking...........................................        11.8%
Broadcasting & Publishing.........................         1.4%
Building Materials................................         3.4%
Chemicals.........................................         3.3%
Computer Software.................................         1.2%
Computer Systems..................................         1.1%
Construction & Housing............................         0.8%
Diversified Manufacturing.........................         2.8%
Electric..........................................         4.5%
Electrical Equipment..............................         0.8%
Electronics.......................................         3.5%
Financial Services................................         4.1%
Food, Beverages & Tobacco.........................         8.0%
Forest Products & Paper...........................         1.9%
Gas - Pipelines...................................         0.8%
Holding Companies.................................         1.0%
Insurance.........................................         2.8%
Manufacturing.....................................         1.6%
Metals & Mining...................................        12.4%
Multi-Industry....................................         1.9%
Oil Production....................................         2.3%
Oil Services......................................         0.2%
Partnerships......................................         1.3%
Pharmaceuticals...................................         2.3%
Retail............................................         0.5%
Semiconductors....................................         1.1%
Telecommunication Services........................         8.2%
Telecommunications................................         8.5%
Telecommunications Equipment......................         0.4%
Telephone.........................................         0.8%
Textiles..........................................         0.1%
Transport & Services..............................         0.5%
Transportation....................................         0.7%
Utilities.........................................         1.7%
                                                         -----
                                                         100.0%
                                                         =====

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS EQUITY PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1999
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost $169,857,034 )          $167,193,268
Cash                                                        328
Foreign Currency at Value (Cost $377,398)               371,738
Receivable for Investments Sold                         515,007
Dividend and Interest Receivable                        676,427
Prepaid Trustees' Fees                                    5,761
Prepaid Expenses and Other Assets                         1,330
                                                   ------------
    Total Assets                                    168,763,859
                                                   ------------
LIABILITIES
Payable for Investments Purchased                     1,385,798
Advisory Fee Payable                                    141,358
Custody Fee Payable                                      78,433
Accrued Foreign Capital Gains Taxes                      40,934
Administrative Services Fee Payable                       3,556
Fund Services Fee Payable                                    95
Accrued Expenses                                         60,075
                                                   ------------
    Total Liabilities                                 1,710,249
                                                   ------------
NET ASSETS
Applicable to Investors' Beneficial Interests      $167,053,610
                                                   ============

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS EQUITY PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE FISCAL YEAR ENDED OCTOBER 31, 1999
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividend Income (Net of Foreign Withholding Tax
  of $395,190 )                                                  $  3,917,829
Interest Income                                                       119,457
                                                                 ------------
    Investment Income                                               4,037,286
EXPENSES
Advisory Fee                                       $  1,648,556
Custodian Fees and Expenses                             378,569
Professional Fees and Expenses                           53,460
Administrative Services Fee                              42,701
Printing Expenses                                         8,088
Fund Services Fee                                         3,334
Administration Fee                                        2,073
Trustees' Fees and Expenses                               1,561
Insurance Expense                                         1,092
Amortization of Organization Expense                         62
Miscellaneous                                               429
                                                   ------------
    Total Expenses                                                  2,139,925
                                                                 ------------
NET INVESTMENT INCOME                                               1,897,361
NET REALIZED LOSS ON INVESTMENTS
  Investment Transactions (including foreign
    capital gains tax of $125,410)                  (30,471,553)
  Foreign Currency Contracts and Transactions          (556,672)
                                                   ------------
    Net Realized Loss                                             (31,028,225)
NET CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) OF
  Investments (net of foreign capital gains tax
    of $40,934)                                      76,337,039
  Foreign Currency Contracts and Translations           (15,836)
                                                   ------------
    Net Change in Unrealized Appreciation                          76,321,203
                                                                 ------------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                     $ 47,190,339
                                                                 ============

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS EQUITY PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                    FOR THE FISCAL    FOR THE FISCAL
                                                      YEAR ENDED        YEAR ENDED
                                                   OCTOBER 31, 1999  OCTOBER 31, 1998
                                                   ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $     1,897,361   $     4,717,244
Net Realized Loss on Investments                       (31,028,225)     (186,695,773)
Net Change in Unrealized Appreciation of
  Investments and Foreign Currency Contracts and
  Translations                                          76,321,203        24,461,955
                                                   ---------------   ---------------
    Net Increase (Decrease) in Net Assets
      Resulting from Operations                         47,190,339      (157,516,574)
                                                   ---------------   ---------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                          168,310,686       292,356,504
Withdrawals                                           (193,661,035)     (786,290,579)
                                                   ---------------   ---------------
    Net Decrease from Investors' Transactions          (25,350,349)     (493,934,075)
                                                   ---------------   ---------------
    Total Increase (Decrease) in Net Assets             21,839,990      (651,450,649)
NET ASSETS
Beginning of Fiscal Year                               145,213,620       796,664,269
                                                   ---------------   ---------------
End of Fiscal Year                                 $   167,053,610   $   145,213,620
                                                   ===============   ===============

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                   FOR THE FISCAL YEAR ENDED OCTOBER 31,
                                                   --------------------------------------
                                                    1999    1998    1997    1996    1995
                                                   ------  ------  ------  ------  ------
RATIOS TO AVERAGE NET ASSETS
  Expenses                                          1.30%   1.30%   1.20%   1.23%   1.31%
  Net Investment Income                             1.14%   1.32%   1.10%   1.14%   1.07%
  Portfolio Turnover                                  87%     44%     55%     31%     41%

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1999
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Emerging Markets Equity Portfolio (the "portfolio") is registered under the Investment Company Act of 1940, as amended, (the "Act") as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on June 16, 1993. The portfolio commenced operations on November 15, 1993. The portfolio's investment objective is to provide a high total return from a portfolio of equity securities of companies in emerging markets. The Declaration of the Trust permits the Trustees to issue an unlimited number of beneficial interests in the portfolio.

Investments in emerging markets may involve certain considerations and risks not typically associated with investments in the United States. Future economic and political developments in emerging market countries could adversely affect the liquidity or value, or both, of such securities in which the portfolio is invested. The ability of the issuers of the debt securities held by the portfolio to meet their obligations may be affected by economic and political developments in a specific industry or region.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures, actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the portfolio:

   a) The portfolio values securities that are listed on an exchange using prices supplied daily by an independent pricing service that are based on the last traded price on a national securities exchange or in the absence of recorded trades, at the readily available mean of the bid and asked prices on such exchange, if such exchange or market constitutes the broadest and most representative market for the security. Securities listed on a foreign exchange are valued at the last traded price or, in the absence of recorded trades, at the readily available mean of the bid and asked prices on such exchange available before the time when net assets are valued. Independent pricing service procedures may also include the use of prices based on yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, operating data, and general market conditions. Unlisted securities are valued at the average of the quoted bid and asked price in the over-the-counter market provided by a principal market maker or dealer. If prices are not supplied by the portfolio's independent pricing service or principal market maker or dealer, such securities are priced using fair values in accordance with procedures adopted by the portfolio's trustees. All short-term securities with a remaining maturity of sixty days or less are valued using the amortized cost method.

      Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days on which the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the portfolio's net assets are calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the portfolio's trustees.

   b) The portfolio's custodian or designated subcustodians, as the case may be under tri-party repurchase agreements, takes possession of the collateral pledged for investments in repurchase agreements on behalf of the portfolio. It is the policy of the portfolio to value the underlying collateral daily on a mark-

THE EMERGING MARKETS EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1999
--------------------------------------------------------------------------------
      to-market basis to determine that the value, including accrued interest, is at least equal to the repurchase price plus the accrued interest. In the event of default of the obligation to repurchase, the portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

   c) The books and records of the portfolio are maintained in U.S. dollars. The market value of investment securities, other assets and liabilities and foreign currency contracts stated in foreign currencies are translated at the prevailing exchange rates at the end of the period when net assets are valued. Purchases, sales, income and expense are translated at the exchange rates prevailing on the respective dates of such transactions. Translation gains and losses resulting from changes in the exchange rates during the reporting period and gains and losses realized upon settlement of foreign currency transactions are reported in the Statement of Operations. Although the net assets of the portfolio are presented at the exchange rates and market values prevailing at the end of the period, the portfolio does not isolate the portion of the results of operations arising as a result of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

   d) Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date or as of the time that the relevant ex-dividend date and amount becomes known. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

   e) The portfolio incurred organization expenses in the amount of $7,629 which were deferred and are being amortized on a straight-line basis over a period not to exceed five years beginning with the commencement of operations of the portfolio.

   f) The portfolio may enter into forward and spot foreign currency contracts to protect securities and related receivables and payables against fluctuations in future foreign currency rates. A forward currency contract is an agreement to buy or sell currencies of different countries on a specified future date at a specified rate. Risks associated with such contracts include the movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform.

      The market value of the contract will fluctuate with changes in currency exchange rates. Contracts are valued daily at the current foreign exchange rates and the change in the market value is recorded by the portfolio as unrealized appreciation or depreciation of forward and spot foreign currency contract translations. At October 31, 1999, the portfolio had no open forward foreign currency contracts.

   g) The portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the portfolio will be taxed on its share of the portfolio's ordinary income and capital gains. It is intended that the portfolio's assets will be managed in such a way that an investor in the portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code. The portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income and/or capital gains are earned.

THE EMERGING MARKETS EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1999
--------------------------------------------------------------------------------

2. TRANSACTIONS WITH AFFILIATES

   a) The portfolio has an Investment Advisory Agreement with J.P. Morgan Investment Management Inc. ("JPMIM"), a wholly owned subsidiary of J.P. Morgan & Co. Inc. ("J.P. Morgan"). Under the terms of the Agreement, the portfolio pays JPMIM at an annual rate of 1.00% of the portfolio's average daily net assets. For the fiscal year ended October 31, 1999, such fees amounted to $1,648,556.

   b) The portfolio has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and exclusive placement agent. Under a Co-Administration Agreement between FDI and the portfolio, FDI provides administrative services necessary for the operations of the portfolio, furnishes office space and facilities required for conducting the business of the portfolio and pays the compensation of the portfolio's officers affiliated with FDI. The portfolio has agreed to pay FDI fees equal to its allocable share to an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the portfolio is based on the ratio of the portfolio's net assets to the aggregate net assets of the portfolio and certain other investment companies subject to similar agreements with FDI. For the fiscal year ended October 31, 1999 the fee for these services amounted to $2,073.

   c) The portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan Guaranty Trust Company of New York ("Morgan"), a wholly owned subsidiary of J.P. Morgan, under which Morgan is responsible for certain aspects of the administration and operation of the portfolio. Under the Services Agreement, the portfolio has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the portfolio and certain other portfolios for which JPMIM acts as investment advisor (the "master portfolios") and J.P. Morgan Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of the aggregate average daily net assets and 0.04% of the aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge payable by the portfolio is determined by the proportionate share that its net assets bear to the net assets of the master portfolios, other investors in the master portfolios for which JPMIM provides similar service and J.P. Morgan Series Trust. For the fiscal year ended October 31, 1999, the fee for these services amounted to $42,701.

   d) The portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the trustees in exercising their overall supervisory responsibilities for the portfolio's affairs. The trustees of the portfolio represent all the existing shareholders of Group. The portfolio's allocated portion of Group's costs in performing its services amounted to $3,334 for the fiscal year ended October 31, 1999.

   e) An aggregate annual fee of $75,000 is paid to each trustee for serving as a trustee of the J.P. Morgan Funds, the J.P. Morgan Institutional Funds, the master portfolios and J.P. Morgan Series Trust. The Trustees' Fees and Expenses shown in the financial statements represent the portfolio's allocated portion of the total fees and expenses. The portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $600.

THE EMERGING MARKETS EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1999
--------------------------------------------------------------------------------

3. INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) for the fiscal year ended October 31, 1999 were as follows:

COST OF         PROCEEDS
PURCHASES      FROM SALES
---------     ------------
$137,488,888  $162,924,964

4. RESTRICTED SECURITIES

                                                   SHARES  DATE ACQUIRED  U.S. $ COST
                                                   ------  -------------  -----------
New Century Holdings Ltd. Partnership III........     800       4/11/94   $  492,000
New Century Holdings Ltd. Partnership IV.........     900       6/16/94      900,000
New Century Holdings Ltd. Partnership V..........   1,600       11/9/94      731,200
New Century Holdings Ltd. Partnership X..........   2,617       1/21/97    2,617,000
New Century Holdings Ltd. Partnership XIV........   2,500       9/22/97    2,500,000

The securities shown above are restricted as to sale and have been valued at fair value in accordance with the procedures described in Note 1a. The value of these securities at October 31, 1999 is $2,090,218 representing 1.3% of the portfolio's net assets.

5. CREDIT AGREEMENT

The portfolio is party to a revolving line of credit agreement as discussed more fully in Note 4 of the fund's Notes to the Financial Statements which are included elsewhere in this report.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Investors of
The Emerging Markets Equity Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of The Emerging Markets Equity Portfolio (the "portfolio") at October 31, 1999, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the supplementary data for the each of the five years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
New York, New York
December 17, 1999